Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)
July 31, 2025

Principal Amount		Value
Asset-Backed Securities 2.9%
Other 2.9%
$1,000,000	Bain Capital Credit CLO Ltd., Series 2023-2A, Class D1R, (2.85% - 3 mo. USD Term SOFR, Floor 2.85%), 0.00%, due 7/18/2038	$1,000,000 (a)(b)(c)
1,000,000	Barings CLO Ltd., Series 2020-1A, Class D1R2, (3 mo. USD Term SOFR + 2.75%), 7.07%, due 1/15/2038	1,000,122 (a)(b)
1,000,000	Invesco U.S. CLO Ltd., Series 2025-2A, Class E, (5.00% - 3 mo. USD Term SOFR, Floor 5.00%), 0.00%, due 7/15/2038	1,000,139 (a)(b)(c)
750,000	Oaktree CLO Ltd., Series 2024-25A, Class E, (3 mo. USD Term SOFR + 6.59%), 10.92%, due 4/20/2037	758,818 (a)(b)
500,000	OCP CLO Ltd., Series 2021-23A, Class ER, (3 mo. USD Term SOFR + 4.85%), 9.17%, due 1/17/2037	500,364 (a)(b)
1,000,000	Palmer Square CLO Ltd., Series 2024-4A, Class E, (3 mo. USD Term SOFR + 5.00%), 9.32%, due 1/15/2038	1,007,039 (a)(b)
500,000	Signal Peak CLO 11 Ltd., Series 2024-11A, Class D1, (3 mo. USD Term SOFR + 3.10%), 7.43%, due 7/18/2037	502,335 (a)(b)
1,000,000	Symphony CLO 44 Ltd., Series 2024-44A, Class D, (3 mo. USD Term SOFR + 3.20%), 7.52%, due 7/14/2037	1,003,825 (a)(b)
Total Asset-Backed Securities (Cost $6,742,500)		6,772,642

Corporate Bonds 132.7%
Advertising 1.5%
Clear Channel Outdoor Holdings, Inc.
235,000	7.75%, due 4/15/2028	221,909 (a)
245,000	7.50%, due 6/1/2029	223,200 (a)
795,000	7.88%, due 4/1/2030	818,697 (a)
415,000	7.13%, due 2/15/2031	414,427 (a)(c)
415,000	7.50%, due 3/15/2033	414,263 (a)(c)
355,000	CMG Media Corp., 8.88%, due 6/18/2029	344,422 (a)
1,145,000	Neptune Bidco U.S., Inc., 9.29%, due 4/15/2029	1,108,108 (a)(d)
3,545,026
Aerospace & Defense 2.6%
Bombardier, Inc.
215,000	8.75%, due 11/15/2030	231,367 (a)
480,000	7.25%, due 7/1/2031	501,219 (a)
1,115,000	7.00%, due 6/1/2032	1,153,455 (a)(d)
195,000	6.75%, due 6/15/2033	200,425 (a)
1,615,000	Goat Holdco LLC, 6.75%, due 2/1/2032	1,628,028 (a)(d)
TransDigm, Inc.
865,000	6.88%, due 12/15/2030	896,462 (a)(d)
570,000	6.63%, due 3/1/2032	586,113 (a)
10,000	6.00%, due 1/15/2033	10,049 (a)
795,000	6.38%, due 5/31/2033	800,050 (a)
6,007,168
Airlines 1.4%
2,290,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, due 4/20/2029	2,289,197 (a)(d)
VistaJet Malta Finance PLC/Vista Management Holding, Inc.
95,000	9.50%, due 6/1/2028	97,375 (a)
880,000	6.38%, due 2/1/2030	831,300 (a)
3,217,872
See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value

Apparel 0.6%
$1,450,000	Beach Acquisition Bidco LLC, 10.00%, due 7/15/2033	$1,511,733 (a)(d)
Auto Manufacturers 0.6%
Nissan Motor Acceptance Co. LLC
155,000	7.05%, due 9/15/2028	159,691 (a)
65,000	5.55%, due 9/13/2029	63,379 (a)
Nissan Motor Co. Ltd.
235,000	7.50%, due 7/17/2030	242,448 (a)
575,000	4.81%, due 9/17/2030	528,449 (a)
175,000	7.75%, due 7/17/2032	181,162 (a)
290,000	8.13%, due 7/17/2035	304,436 (a)
1,479,565
Auto Parts & Equipment 2.4%
190,000	Adient Global Holdings Ltd., 8.25%, due 4/15/2031	198,604 (a)
530,000	Dornoch Debt Merger Sub, Inc., 6.63%, due 10/15/2029	418,298 (a)
Goodyear Tire & Rubber Co.
750,000	5.00%, due 7/15/2029	727,583
1,170,000	5.25%, due 7/15/2031	1,110,166 (e)
270,000	5.63%, due 4/30/2033	253,395
IHO Verwaltungs GmbH
30,000	6.38% Cash/7.13% PIK, due 5/15/2029	30,036 (a)(f)
855,000	7.75% Cash/8.50% PIK, due 11/15/2030	877,590 (a)(d)(f)
355,000	8.00% Cash/8.75% PIK, due 11/15/2032	364,965 (a)(f)
ZF North America Capital, Inc.
435,000	6.88%, due 4/14/2028	434,198 (a)
315,000	7.13%, due 4/14/2030	305,330 (a)
485,000	6.75%, due 4/23/2030	461,532 (a)
355,000	6.88%, due 4/23/2032	331,259 (a)
5,512,956
Banks 0.5%
260,000	Freedom Mortgage Corp., 6.63%, due 1/15/2027	260,148 (a)
850,000	Walker & Dunlop, Inc., 6.63%, due 4/1/2033	866,600 (a)
1,126,748
Building Materials 5.8%
Builders FirstSource, Inc.
720,000	6.38%, due 3/1/2034	730,591 (a)
935,000	6.75%, due 5/15/2035	958,655 (a)(d)
315,000	Camelot Return Merger Sub, Inc., 8.75%, due 8/1/2028	288,625 (a)
Cornerstone Building Brands, Inc.
170,000	6.13%, due 1/15/2029	125,180 (a)
315,000	9.50%, due 8/15/2029	288,742 (a)
EMRLD Borrower LP/Emerald Co-Issuer, Inc.
1,010,000	6.63%, due 12/15/2030	1,029,805 (a)(d)
445,000	6.75%, due 7/15/2031	458,292 (a)
Jeld-Wen, Inc.
770,000	4.88%, due 12/15/2027	730,482 (a)
540,000	7.00%, due 9/1/2032	405,140 (a)
JH North America Holdings, Inc.
260,000	5.88%, due 1/31/2031	260,890 (a)
See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value

Building Materials – cont'd
$490,000	6.13%, due 7/31/2032	$495,079 (a)
850,000	Knife River Corp., 7.75%, due 5/1/2031	891,874 (a)(d)
575,000	Masterbrand, Inc., 7.00%, due 7/15/2032	584,338 (a)
340,000	Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, 6.75%, due 4/1/2032	347,135 (a)
995,000	MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, due 2/1/2030	947,083 (a)
665,000	Oscar AcquisitionCo LLC/Oscar Finance, Inc., 9.50%, due 4/15/2030	504,793 (a)
Quikrete Holdings, Inc.
1,770,000	6.38%, due 3/1/2032	1,815,303 (a)(d)
1,260,000	6.75%, due 3/1/2033	1,292,287 (a)(d)
Standard Building Solutions, Inc.
780,000	6.50%, due 8/15/2032	796,503 (a)
730,000	6.25%, due 8/1/2033	736,954 (a)
13,687,751
Chemicals 4.8%
280,000	Ashland, Inc., 6.88%, due 5/15/2043	288,879
Avient Corp.
910,000	7.13%, due 8/1/2030	934,725 (a)(d)
405,000	6.25%, due 11/1/2031	406,440 (a)
605,000	Axalta Coating Systems Dutch Holding B BV, 7.25%, due 2/15/2031	629,161 (a)
Celanese U.S. Holdings LLC
525,000	6.50%, due 4/15/2030	530,907
320,000	7.05%, due 11/15/2030	333,256
145,000	6.88%, due 7/15/2032	150,115
1,050,000	6.75%, due 4/15/2033	1,059,016 (d)
140,000	7.20%, due 11/15/2033	146,161
390,000	Consolidated Energy Finance SA, 12.00%, due 2/15/2031	366,470 (a)
265,000	INEOS Finance PLC, 6.75%, due 5/15/2028	260,978 (a)
920,000	Inversion Escrow Issuer LLC, 6.75%, due 8/1/2032	909,109 (a)(c)
Olympus Water U.S. Holding Corp.
360,000	4.25%, due 10/1/2028	342,788 (a)
425,000	9.75%, due 11/15/2028	445,538 (a)
1,115,000	6.25%, due 10/1/2029	1,068,076 (a)
185,000	7.25%, due 6/15/2031	188,931 (a)
1,095,000	SCIH Salt Holdings, Inc., 6.63%, due 5/1/2029	1,082,493 (a)
610,000	Tronox, Inc., 4.63%, due 3/15/2029	474,586 (a)
WR Grace Holdings LLC
715,000	5.63%, due 8/15/2029	659,176 (a)
975,000	7.38%, due 3/1/2031	1,003,565 (a)(d)
11,280,370
Commercial Services 8.1%
1,285,000	Albion Financing 1 SARL/Aggreko Holdings, Inc., 7.00%, due 5/21/2030	1,322,632 (a)(d)
915,000	Allied Universal Holdco LLC, 7.88%, due 2/15/2031	959,503 (a)(d)
Allied Universal Holdco LLC/Allied Universal Finance Corp.
1,280,000	6.00%, due 6/1/2029	1,245,781 (a)(d)
475,000	6.88%, due 6/15/2030	486,289 (a)
475,000	Champions Financing, Inc., 8.75%, due 2/15/2029	439,809 (a)
Garda World Security Corp.
565,000	6.00%, due 6/1/2029	554,188 (a)
680,000	8.25%, due 8/1/2032	701,118 (a)
See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value

Commercial Services – cont'd
$735,000	8.38%, due 11/15/2032	$757,110 (a)
Herc Holdings, Inc.
345,000	5.50%, due 7/15/2027	343,611 (a)
280,000	6.63%, due 6/15/2029	286,662 (a)
828,000	7.00%, due 6/15/2030	855,767 (a)
798,000	7.25%, due 6/15/2033	826,340 (a)
505,000	Mavis Tire Express Services Topco Corp., 6.50%, due 5/15/2029	498,970 (a)
1,910,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, due 1/15/2028	1,909,863 (a)(d)
810,000	Raven Acquisition Holdings LLC, 6.88%, due 11/15/2031	818,122 (a)
1,230,000	Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 6.75%, due 8/15/2032	1,270,584 (a)(d)
1,250,000	Veritiv Operating Co., 10.50%, due 11/30/2030	1,354,846 (a)(d)
1,255,000	VM Consolidated, Inc., 5.50%, due 4/15/2029	1,231,982 (a)(d)
1,515,000	Wand NewCo 3, Inc., 7.63%, due 1/30/2032	1,590,706 (a)(d)
Williams Scotsman, Inc.
310,000	6.63%, due 6/15/2029	317,692 (a)
170,000	6.63%, due 4/15/2030	175,287 (a)
915,000	7.38%, due 10/1/2031	955,190 (a)(d)
18,902,052
Computers 2.0%
1,195,000	Ahead DB Holdings LLC, 6.63%, due 5/1/2028	1,200,121 (a)(d)
1,180,000	Amentum Holdings, Inc., 7.25%, due 8/1/2032	1,220,677 (a)
635,000	ASGN, Inc., 4.63%, due 5/15/2028	618,221 (a)
615,000	CACI International, Inc., 6.38%, due 6/15/2033	628,863 (a)
1,085,000	Fortress Intermediate 3, Inc., 7.50%, due 6/1/2031	1,138,689 (a)(d)
4,806,571
Cosmetics - Personal Care 0.8%
875,000	Opal Bidco SAS, 6.50%, due 3/31/2032	883,781 (a)
955,000	Perrigo Finance Unlimited Co., 6.13%, due 9/30/2032	964,995 (d)
1,848,776
Distribution - Wholesale 1.7%
360,000	Gates Corp., 6.88%, due 7/1/2029	370,469 (a)
975,000	RB Global Holdings, Inc., 7.75%, due 3/15/2031	1,021,792 (a)(d)
Resideo Funding, Inc.
710,000	4.00%, due 9/1/2029	664,037 (a)
830,000	6.50%, due 7/15/2032	841,987 (a)
955,000	Windsor Holdings III LLC, 8.50%, due 6/15/2030	1,012,254 (a)(d)
3,910,539
Diversified Financial Services 7.3%
435,000	Ally Financial, Inc., 6.70%, due 2/14/2033	451,734
Azorra Finance Ltd.
775,000	7.75%, due 4/15/2030	807,176 (a)
470,000	7.25%, due 1/15/2031	479,696 (a)
640,000	Focus Financial Partners LLC, 6.75%, due 9/15/2031	654,025 (a)
Freedom Mortgage Holdings LLC
250,000	9.25%, due 2/1/2029	260,572 (a)
245,000	9.13%, due 5/15/2031	254,681 (a)
350,000	GGAM Finance Ltd., 6.88%, due 4/15/2029	360,574 (a)
725,000	Global Aircraft Leasing Co. Ltd., 8.75%, due 9/1/2027	748,662 (a)
See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value

Diversified Financial Services – cont'd
Jane Street Group/JSG Finance, Inc.
$670,000	7.13%, due 4/30/2031	$691,993 (a)
500,000	6.13%, due 11/1/2032	496,082 (a)
Nationstar Mortgage Holdings, Inc.
525,000	6.50%, due 8/1/2029	536,975 (a)
80,000	7.13%, due 2/1/2032	83,540 (a)
Navient Corp.
885,000	5.50%, due 3/15/2029	865,748
790,000	7.88%, due 6/15/2032	822,564
OneMain Finance Corp.
345,000	6.63%, due 5/15/2029	352,344
470,000	5.38%, due 11/15/2029	460,856
700,000	6.13%, due 5/15/2030	701,176 (c)
430,000	7.13%, due 11/15/2031	443,900
1,080,000	7.13%, due 9/15/2032	1,113,095 (d)
PennyMac Financial Services, Inc.
425,000	7.13%, due 11/15/2030	438,089 (a)
540,000	5.75%, due 9/15/2031	528,377 (a)
330,000	6.88%, due 5/15/2032	336,219 (a)
1,050,000	6.88%, due 2/15/2033	1,070,172 (a)(d)
1,030,000	Provident Funding Associates LP/PFG Finance Corp., 9.75%, due 9/15/2029	1,077,880 (a)(d)
Rocket Cos., Inc.
375,000	6.13%, due 8/1/2030	380,232 (a)
650,000	6.38%, due 8/1/2033	662,989 (a)
1,650,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 4.00%, due 10/15/2033	1,459,805 (a)(d)
635,000	UWM Holdings LLC, 6.63%, due 2/1/2030	635,279 (a)
17,174,435
Electric 3.3%
1,405,000	Alpha Generation LLC, 6.75%, due 10/15/2032	1,437,769 (a)(d)
1,273,000	Lightning Power LLC, 7.25%, due 8/15/2032	1,330,881 (a)(d)
NRG Energy, Inc.
850,000	10.25%, due 3/15/2028	935,609 (a)(d)(g)(h)
615,000	5.75%, due 7/15/2029	609,548 (a)
655,000	6.00%, due 2/1/2033	656,777 (a)
615,000	Vistra Corp., 7.00%, due 12/15/2026	621,004 (a)(g)(h)
Vistra Operations Co. LLC
740,000	7.75%, due 10/15/2031	783,210 (a)
1,395,000	6.88%, due 4/15/2032	1,449,470 (a)(d)
7,824,268
Electrical Components & Equipment 0.3%
625,000	EnerSys, 6.63%, due 1/15/2032	642,284 (a)
Electronics 0.9%
640,000	Imola Merger Corp., 4.75%, due 5/15/2029	620,947 (a)
1,435,000	Sensata Technologies, Inc., 6.63%, due 7/15/2032	1,466,277 (a)(d)
2,087,224
Engineering & Construction 0.3%
360,000	Artera Services LLC, 8.50%, due 2/15/2031	298,131 (a)
See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value

Engineering & Construction – cont'd
$430,000	Global Infrastructure Solutions, Inc., 7.50%, due 4/15/2032	$441,738 (a)
739,869
Entertainment 4.4%
625,000	Allwyn Entertainment Financing U.K. PLC, 7.88%, due 4/30/2029	649,219 (a)
Churchill Downs, Inc.
60,000	5.75%, due 4/1/2030	59,852 (a)
1,285,000	6.75%, due 5/1/2031	1,312,020 (a)(d)
1,250,000	Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, due 5/1/2029	1,204,294 (a)(d)
840,000	Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, 8.25%, due 4/15/2030	870,859 (a)
Penn Entertainment, Inc.
215,000	5.63%, due 1/15/2027	213,728 (a)
1,100,000	4.13%, due 7/1/2029	1,019,535 (a)(d)
1,270,000	Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc., 6.63%, due 3/1/2030	1,223,458 (a)(d)
960,000	SeaWorld Parks & Entertainment, Inc., 5.25%, due 8/15/2029	934,418 (a)(d)
Six Flags Entertainment Corp./Canada's Wonderland Co./Magnum Management Corp.
650,000	6.50%, due 10/1/2028	654,028
495,000	5.25%, due 7/15/2029	481,006
470,000	Six Flags Entertainment Corp./Six Flags Theme Parks, Inc./Canada's Wonderland Co., 6.63%, due 5/1/2032	478,604 (a)
Warnermedia Holdings, Inc.
1,155,000	4.28%, due 3/15/2032	969,900
485,000	5.05%, due 3/15/2042	324,198
10,395,119
Environmental Control 0.7%
1,740,000	Madison IAQ LLC, 5.88%, due 6/30/2029	1,694,007 (a)(d)
Food 2.2%
905,000	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 6.25%, due 3/15/2033	922,445 (a)(d)
Performance Food Group, Inc.
630,000	5.50%, due 10/15/2027	629,031 (a)
690,000	6.13%, due 9/15/2032	700,686 (a)
Post Holdings, Inc.
1,160,000	6.38%, due 3/1/2033	1,159,125 (a)(d)
595,000	6.25%, due 10/15/2034	595,746 (a)
U.S. Foods, Inc.
665,000	7.25%, due 1/15/2032	692,838 (a)
470,000	5.75%, due 4/15/2033	465,678 (a)
5,165,549
Food Service 0.5%
TKC Holdings, Inc.
450,000	6.88%, due 5/15/2028	449,624 (a)
600,000	10.50%, due 5/15/2029	615,681 (a)
1,065,305
Forest Products & Paper 0.5%
900,000	Ahlstrom Holding 3 OYJ, 4.88%, due 2/4/2028	862,812 (a)
225,000	Magnera Corp., 7.25%, due 11/15/2031	211,781 (a)
1,074,593
See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value

Gas 0.9%
$1,010,000	AmeriGas Partners LP/AmeriGas Finance Corp., 9.50%, due 6/1/2030	$1,060,375 (a)(d)
Venture Global Plaquemines LNG LLC
452,000	7.50%, due 5/1/2033	488,134 (a)
453,000	7.75%, due 5/1/2035	496,700 (a)
2,045,209
Healthcare - Products 1.1%
1,370,000	Bausch & Lomb Corp., 8.38%, due 10/1/2028	1,428,362 (a)(d)
1,295,000	Medline Borrower LP, 5.25%, due 10/1/2029	1,269,698 (a)(d)
2,698,060
Healthcare - Services 5.4%
Acadia Healthcare Co., Inc.
55,000	5.00%, due 4/15/2029	53,146 (a)
465,000	7.38%, due 3/15/2033	478,763 (a)
CHS/Community Health Systems, Inc.
170,000	6.00%, due 1/15/2029	161,588 (a)
40,000	6.88%, due 4/15/2029	31,100 (a)
40,000	6.13%, due 4/1/2030	28,274 (a)
550,000	5.25%, due 5/15/2030	481,126 (a)
575,000	4.75%, due 2/15/2031	481,124 (a)
375,000	9.75%, due 1/15/2034	377,396 (a)(c)
120,000	HAH Group Holding Co. LLC, 9.75%, due 10/1/2031	116,270 (a)
780,000	IQVIA, Inc., 6.25%, due 6/1/2032	799,855 (a)
LifePoint Health, Inc.
160,000	5.38%, due 1/15/2029	150,400 (a)
785,000	9.88%, due 8/15/2030	846,062 (a)
1,080,000	10.00%, due 6/1/2032	1,121,185 (a)(d)
1,620,000	Molina Healthcare, Inc., 6.25%, due 1/15/2033	1,598,305 (a)(d)
880,000	Select Medical Corp., 6.25%, due 12/1/2032	877,724 (a)
465,000	Star Parent, Inc., 9.00%, due 10/1/2030	488,993 (a)
1,380,000	Surgery Center Holdings, Inc., 7.25%, due 4/15/2032	1,418,926 (a)(d)
Team Health Holdings, Inc.
870,000	8.38%, due 6/30/2028	874,446 (a)(c)
490,252	9.00% Cash/4.50% PIK, due 6/30/2028	528,859 (a)(f)
1,040,000	Tenet Healthcare Corp., 6.75%, due 5/15/2031	1,070,108 (d)
550,000	U.S. Acute Care Solutions LLC, 9.75%, due 5/15/2029	561,947 (a)
12,545,597
Home Builders 1.4%
Beazer Homes USA, Inc.
500,000	5.88%, due 10/15/2027	498,702
965,000	7.50%, due 3/15/2031	975,957 (a)(d)
600,000	KB Home, 7.25%, due 7/15/2030	617,698
LGI Homes, Inc.
110,000	4.00%, due 7/15/2029	100,281 (a)
1,185,000	7.00%, due 11/15/2032	1,140,562 (a)(d)
3,333,200
Home Furnishings 0.4%
Whirlpool Corp.
450,000	6.13%, due 6/15/2030	448,927
See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value

Home Furnishings – cont'd
$455,000	6.50%, due 6/15/2033	$448,348
897,275
Insurance 5.8%
Acrisure LLC/Acrisure Finance, Inc.
845,000	8.25%, due 2/1/2029	874,445 (a)
235,000	8.50%, due 6/15/2029	245,141 (a)
1,120,000	7.50%, due 11/6/2030	1,157,048 (a)(d)
425,000	6.75%, due 7/1/2032	430,312 (a)
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
475,000	7.00%, due 1/15/2031	488,429 (a)
380,000	6.50%, due 10/1/2031	385,519 (a)
570,000	7.38%, due 10/1/2032	585,947 (a)
885,000	Amynta Agency Borrower, Inc. & Amynta Warranty Borrower, Inc., 7.50%, due 7/15/2033	887,597 (a)
595,000	Ardonagh Finco Ltd., 7.75%, due 2/15/2031	620,384 (a)
505,000	Ardonagh Group Finance Ltd., 8.88%, due 2/15/2032	531,078 (a)
885,000	Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 7.13%, due 5/15/2031	913,732 (a)(d)
1,190,000	BroadStreet Partners, Inc., 5.88%, due 4/15/2029	1,181,992 (a)(d)
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC
380,000	7.25%, due 2/15/2031	393,484 (a)
605,000	8.13%, due 2/15/2032	630,054 (a)
HUB International Ltd.
1,225,000	7.25%, due 6/15/2030	1,276,984 (a)(d)
695,000	7.38%, due 1/31/2032	723,668 (a)
Jones Deslauriers Insurance Management, Inc.
100,000	8.50%, due 3/15/2030	105,505 (a)
600,000	10.50%, due 12/15/2030	637,619 (a)
1,000,000	Panther Escrow Issuer LLC, 7.13%, due 6/1/2031	1,034,097 (a)
495,000	USI, Inc., 7.50%, due 1/15/2032	522,624 (a)
13,625,659
Internet 0.8%
360,000	Cablevision Lightpath LLC, 5.63%, due 9/15/2028	358,811 (a)
830,000	Gen Digital, Inc., 6.25%, due 4/1/2033	846,167 (a)
225,000	Rakuten Group, Inc., 9.75%, due 4/15/2029	246,356 (a)
350,000	Wayfair LLC, 7.25%, due 10/31/2029	356,120 (a)
1,807,454
Iron - Steel 0.8%
390,000	ATI, Inc., 7.25%, due 8/15/2030	408,830
445,000	Champion Iron Canada, Inc., 7.88%, due 7/15/2032	454,501 (a)
Cleveland-Cliffs, Inc.
500,000	6.88%, due 11/1/2029	500,238 (a)
275,000	7.50%, due 9/15/2031	274,503 (a)
210,000	7.00%, due 3/15/2032	204,878 (a)
1,842,950
Leisure Time 2.4%
2,135,000	Carnival Corp., 6.13%, due 2/15/2033	2,172,877 (a)(d)
1,860,000	NCL Corp. Ltd., 6.75%, due 2/1/2032	1,910,444 (a)(d)
See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value

Leisure Time – cont'd
Viking Cruises Ltd.
$495,000	7.00%, due 2/15/2029	$498,806 (a)
855,000	9.13%, due 7/15/2031	919,908 (a)(d)
230,000	Viking Ocean Cruises Ship VII Ltd., 5.63%, due 2/15/2029	228,474 (a)
5,730,509
Lodging 0.2%
250,000	MGM Resorts International, 6.50%, due 4/15/2032	253,932
290,000	Station Casinos LLC, 6.63%, due 3/15/2032	295,718 (a)
549,650
Machinery - Construction & Mining 1.3%
1,100,000	Manitowoc Co., Inc., 9.25%, due 10/1/2031	1,168,750 (a)(d)
Terex Corp.
700,000	5.00%, due 5/15/2029	683,251 (a)
1,215,000	6.25%, due 10/15/2032	1,216,892 (a)(d)
3,068,893
Machinery - Diversified 0.8%
695,000	ATS Corp., 4.13%, due 12/15/2028	660,532 (a)
1,130,000	SPX FLOW, Inc., 8.75%, due 4/1/2030	1,167,071 (a)(d)
1,827,603
Media 6.6%
375,000	Cable One, Inc., 4.00%, due 11/15/2030	288,765 (a)
CCO Holdings LLC/CCO Holdings Capital Corp.
715,000	5.00%, due 2/1/2028	701,616 (a)
1,020,000	5.38%, due 6/1/2029	1,001,824 (a)(d)
735,000	4.75%, due 3/1/2030	698,392 (a)
1,160,000	4.25%, due 2/1/2031	1,059,547 (a)
830,000	7.38%, due 3/1/2031	853,282 (a)
220,000	4.75%, due 2/1/2032	203,360 (a)
520,000	4.50%, due 5/1/2032	471,830
390,000	4.50%, due 6/1/2033	346,217 (a)
440,000	4.25%, due 1/15/2034	379,127 (a)
CSC Holdings LLC
510,000	5.50%, due 4/15/2027	493,638 (a)
355,000	5.38%, due 2/1/2028	326,426 (a)
630,000	7.50%, due 4/1/2028	508,937 (a)
815,000	11.25%, due 5/15/2028	819,243 (a)
1,060,000	11.75%, due 1/31/2029	991,512 (a)(d)
345,000	6.50%, due 2/1/2029	272,576 (a)
710,000	5.75%, due 1/15/2030	350,057 (a)
205,000	4.50%, due 11/15/2031	136,565 (a)
355,000	Discovery Communications LLC, 4.13%, due 5/15/2029	330,675
DISH DBS Corp.
240,000	7.75%, due 7/1/2026	213,300
720,000	5.25%, due 12/1/2026	677,684 (a)
590,000	5.75%, due 12/1/2028	527,222 (a)
340,000	5.13%, due 6/1/2029	252,437
570,000	DISH Network Corp., 11.75%, due 11/15/2027	593,621 (a)
See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value

Media – cont'd
McGraw-Hill Education, Inc.
$395,000	8.00%, due 8/1/2029	$401,510 (a)
490,000	7.38%, due 9/1/2031	509,323 (a)
1,240,000	Midcontinent Communications, 8.00%, due 8/15/2032	1,308,389 (a)(d)
Sirius XM Radio LLC
335,000	5.50%, due 7/1/2029	330,836 (a)
375,000	4.13%, due 7/1/2030	342,088 (a)
15,389,999
Mining 3.2%
1,275,000	Capstone Copper Corp., 6.75%, due 3/31/2033	1,299,414 (a)(d)
1,615,000	Century Aluminum Co., 6.88%, due 8/1/2032	1,631,740 (a)(d)
230,000	Constellium SE, 6.38%, due 8/15/2032	233,103 (a)
Fortescue Treasury Pty. Ltd.
75,000	5.88%, due 4/15/2030	75,940 (a)
145,000	5.88%, due 4/15/2030	146,817 (i)
775,000	6.13%, due 4/15/2032	790,263 (a)
720,000	Kaiser Aluminum Corp., 4.50%, due 6/1/2031	671,461 (a)
Novelis Corp.
970,000	4.75%, due 1/30/2030	929,168 (a)(d)
890,000	6.88%, due 1/30/2030	917,097 (a)(d)
85,000	3.88%, due 8/15/2031	76,243 (a)
650,000	Taseko Mines Ltd., 8.25%, due 5/1/2030	678,687 (a)(j)
7,449,933
Miscellaneous Manufacturer 1.6%
1,615,000	Amsted Industries, Inc., 6.38%, due 3/15/2033	1,640,774 (a)(d)
695,000	Calderys Financing II LLC, 11.75% Cash/12.50% PIK, due 6/1/2028	716,147 (a)(f)
575,000	Enpro, Inc., 6.13%, due 6/1/2033	580,104 (a)
Hillenbrand, Inc.
370,000	6.25%, due 2/15/2029	374,736
390,000	3.75%, due 3/1/2031	349,773
3,661,534
Oil & Gas 6.0%
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
475,000	5.88%, due 6/30/2029	473,301 (a)
960,000	6.63%, due 10/15/2032	976,519 (a)(d)
Civitas Resources, Inc.
580,000	8.38%, due 7/1/2028	596,429 (a)
400,000	8.63%, due 11/1/2030	408,094 (a)
400,000	9.63%, due 6/15/2033	411,432 (a)
Comstock Resources, Inc.
627,000	6.75%, due 3/1/2029	619,914 (a)
1,330,000	5.88%, due 1/15/2030	1,255,500 (a)(d)
Crescent Energy Finance LLC
240,000	7.63%, due 4/1/2032	234,530 (a)
410,000	7.38%, due 1/15/2033	392,236 (a)
415,000	8.38%, due 1/15/2034	410,748 (a)
Hilcorp Energy I LP/Hilcorp Finance Co.
425,000	6.25%, due 11/1/2028	426,641 (a)
See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value

Oil & Gas – cont'd
$503,000	5.75%, due 2/1/2029	$494,090 (a)
255,000	6.00%, due 4/15/2030	250,752 (a)
268,000	6.00%, due 2/1/2031	258,157 (a)
365,000	8.38%, due 11/1/2033	380,886 (a)
220,000	6.88%, due 5/15/2034	211,836 (a)
325,000	7.25%, due 2/15/2035	316,734 (a)
1,110,000	Kimmeridge Texas Gas LLC, 8.50%, due 2/15/2030	1,140,483 (a)(d)
Matador Resources Co.
625,000	6.50%, due 4/15/2032	626,844 (a)
185,000	6.25%, due 4/15/2033	183,277 (a)
615,000	Noble Finance II LLC, 8.00%, due 4/15/2030	627,280 (a)
Permian Resources Operating LLC
665,000	7.00%, due 1/15/2032	686,692 (a)
390,000	6.25%, due 2/1/2033	392,320 (a)
445,000	SM Energy Co., 7.00%, due 8/1/2032	440,648 (a)
1,120,000	TGNR Intermediate Holdings LLC, 5.50%, due 10/15/2029	1,091,012 (a)(d)
Transocean, Inc.
325,000	8.25%, due 5/15/2029	306,933 (a)
400,000	8.50%, due 5/15/2031	367,506 (a)
13,980,794
Oil & Gas Services 2.1%
Archrock Partners LP/Archrock Partners Finance Corp.
645,000	6.25%, due 4/1/2028	644,963 (a)
765,000	6.63%, due 9/1/2032	776,342 (a)
1,360,000	Aris Water Holdings LLC, 7.25%, due 4/1/2030	1,394,847 (a)(d)
1,130,000	Star Holding LLC, 8.75%, due 8/1/2031	1,107,315 (a)(d)
895,000	USA Compression Partners LP/USA Compression Finance Corp., 7.13%, due 3/15/2029	914,917 (a)
4,838,384
Packaging & Containers 4.1%
195,000	Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 4.00%, due 9/1/2029	177,615 (a)
Clydesdale Acquisition Holdings, Inc.
410,000	6.88%, due 1/15/2030	419,278 (a)
300,000	8.75%, due 4/15/2030	306,173 (a)
1,030,000	6.75%, due 4/15/2032	1,055,039 (a)(d)
645,000	Graham Packaging Co., Inc., 7.13%, due 8/15/2028	643,998 (a)
Mauser Packaging Solutions Holding Co.
800,000	7.88%, due 4/15/2027	806,981 (a)
1,760,000	9.25%, due 4/15/2027	1,741,952 (a)(d)
875,000	Sealed Air Corp., 6.50%, due 7/15/2032	901,195 (a)
510,000	Sealed Air Corp./Sealed Air Corp. U.S., 7.25%, due 2/15/2031	530,097 (a)
610,000	Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC, 9.50%, due 5/15/2030	624,582 (a)
855,000	Trident TPI Holdings, Inc., 12.75%, due 12/31/2028	914,674 (a)(d)
Trivium Packaging Finance BV
620,000	8.25%, due 7/15/2030	652,885 (a)
765,000	12.25%, due 1/15/2031	803,247 (a)
9,577,716
See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value

Pharmaceuticals 2.4%
$1,660,000	1261229 BC Ltd., 10.00%, due 4/15/2032	$1,690,028 (a)
AdaptHealth LLC
520,000	6.13%, due 8/1/2028	516,779 (a)
110,000	4.63%, due 8/1/2029	103,075 (a)
Bausch Health Americas, Inc.
95,000	9.25%, due 4/1/2026	95,142 (a)
70,000	8.50%, due 1/31/2027	69,388 (a)
Bausch Health Cos., Inc.
550,000	5.00%, due 1/30/2028	460,966 (a)
975,000	4.88%, due 6/1/2028	862,875 (a)(d)
75,000	11.00%, due 9/30/2028	77,062 (a)
240,000	5.25%, due 1/30/2030	154,361 (a)
190,000	5.25%, due 2/15/2031	115,554 (a)
810,000	Grifols SA, 4.75%, due 10/15/2028	780,280 (a)
735,000	Organon & Co./Organon Foreign Debt Co-Issuer BV, 7.88%, due 5/15/2034	658,060 (a)
5,583,570
Pipelines 8.7%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
850,000	5.38%, due 6/15/2029	842,854 (a)
775,000	6.63%, due 2/1/2032	796,670 (a)
1,065,000	Buckeye Partners LP, 6.75%, due 2/1/2030	1,102,544 (a)(d)
370,000	CQP Holdco LP/BIP-V Chinook Holdco LLC, 7.50%, due 12/15/2033	394,037 (a)
1,300,000	Excelerate Energy LP, 8.00%, due 5/15/2030	1,360,908 (a)(d)
Genesis Energy LP/Genesis Energy Finance Corp.
580,000	8.25%, due 1/15/2029	604,939
250,000	8.88%, due 4/15/2030	264,646
293,000	7.88%, due 5/15/2032	303,021
600,000	8.00%, due 5/15/2033	622,054
1,255,000	Global Partners LP/GLP Finance Corp., 7.13%, due 7/1/2033	1,274,460 (a)
Harvest Midstream I LP
1,190,000	7.50%, due 9/1/2028	1,204,483 (a)(d)
145,000	7.50%, due 5/15/2032	150,718 (a)
1,320,000	Howard Midstream Energy Partners LLC, 7.38%, due 7/15/2032	1,364,776 (a)(d)
635,000	ITT Holdings LLC, 6.50%, due 8/1/2029	604,843 (a)(d)
Kinetik Holdings LP
640,000	6.63%, due 12/15/2028	654,536 (a)
230,000	5.88%, due 6/15/2030	230,186 (a)
1,120,000	NGL Energy Operating LLC/NGL Energy Finance Corp., 8.13%, due 2/15/2029	1,108,327 (a)(d)
695,000	Northriver Midstream Finance LP, 6.75%, due 7/15/2032	707,595 (a)
Rockies Express Pipeline LLC
865,000	6.75%, due 3/15/2033	898,564 (a)(d)
270,000	7.50%, due 7/15/2038	277,773 (a)
455,000	6.88%, due 4/15/2040	458,002 (a)
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
450,000	7.38%, due 2/15/2029	461,710 (a)
220,000	6.00%, due 12/31/2030	215,545 (a)
215,000	6.00%, due 9/1/2031	210,682 (a)
660,000	TransMontaigne Partners LLC, 8.50%, due 6/15/2030	689,923 (a)
Venture Global LNG, Inc.
665,000	8.13%, due 6/1/2028	688,484 (a)
See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value

Pipelines – cont'd
$775,000	9.50%, due 2/1/2029	$845,199 (a)
605,000	7.00%, due 1/15/2030	613,479 (a)
255,000	8.38%, due 6/1/2031	263,761 (a)
235,000	9.88%, due 2/1/2032	253,552 (a)
Venture Global Plaquemines LNG LLC
475,000	6.50%, due 1/15/2034	488,657 (a)
475,000	6.75%, due 1/15/2036	488,635 (a)
20,445,563
Real Estate Investment Trusts 5.9%
785,000	Arbor Realty SR, Inc., 7.88%, due 7/15/2030	801,638 (a)
Blackstone Mortgage Trust, Inc.
165,000	3.75%, due 1/15/2027	160,168 (a)
1,170,000	7.75%, due 12/1/2029	1,236,792 (a)(d)
660,000	Brandywine Operating Partnership LP, 8.88%, due 4/12/2029	707,679
975,000	Global Net Lease, Inc., 4.50%, due 9/30/2028	937,823 (a)(d)
220,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.00%, due 7/15/2031	230,410 (a)
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
1,000,000	5.88%, due 10/1/2028	996,103 (a)(d)
495,000	7.00%, due 2/1/2030	506,929 (a)
645,000	Pebblebrook Hotel LP/PEB Finance Corp., 6.38%, due 10/15/2029	643,193 (a)
635,000	RHP Hotel Properties LP/RHP Finance Corp., 6.50%, due 6/15/2033	650,289 (a)
1,435,000	Rithm Capital Corp., 8.00%, due 7/15/2030	1,460,873 (a)(d)
1,290,000	RLJ Lodging Trust LP, 4.00%, due 9/15/2029	1,203,893 (a)(d)
Service Properties Trust
470,000	5.25%, due 2/15/2026	466,366
550,000	8.63%, due 11/15/2031	585,716 (a)(d)
Starwood Property Trust, Inc.
295,000	7.25%, due 4/1/2029	308,523 (a)
825,000	6.50%, due 7/1/2030	848,578 (a)
580,000	6.50%, due 10/15/2030	597,002 (a)
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC
1,260,000	6.50%, due 2/15/2029	1,225,750 (a)
145,000	8.63%, due 6/15/2032	147,070 (a)
13,714,795
Retail 4.8%
Asbury Automotive Group, Inc.
5,000	4.75%, due 3/1/2030	4,802
750,000	5.00%, due 2/15/2032	709,427 (a)
Bath & Body Works, Inc.
655,000	6.63%, due 10/1/2030	670,452 (a)
200,000	6.95%, due 3/1/2033	205,613
310,000	6.88%, due 11/1/2035	318,985
1,510,000	Cougar JV Subsidiary LLC, 8.00%, due 5/15/2032	1,597,035 (a)(d)
790,000	Foundation Building Materials, Inc., 6.00%, due 3/1/2029	740,930 (a)
LCM Investments Holdings II LLC
550,000	4.88%, due 5/1/2029	534,502 (a)
675,000	8.25%, due 8/1/2031	713,691 (a)
Michaels Cos., Inc.
210,000	5.25%, due 5/1/2028	166,524 (a)
See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value

Retail – cont'd
$130,000	7.88%, due 5/1/2029	$86,225 (a)
Nordstrom, Inc.
170,000	4.38%, due 4/1/2030	154,142
395,000	4.25%, due 8/1/2031	342,256
1,195,000	Patrick Industries, Inc., 6.38%, due 11/1/2032	1,195,797 (a)(d)
800,000	PetSmart, Inc./PetSmart Finance Corp., 7.75%, due 2/15/2029	782,866 (a)
1,625,000	QXO Building Products, Inc., 6.75%, due 4/30/2032	1,673,383 (a)(d)
385,000	Walgreens Boots Alliance, Inc., 8.13%, due 8/15/2029	413,270
895,000	White Cap Buyer LLC, 6.88%, due 10/15/2028	892,579 (a)(d)
11,202,479
Software 4.4%
1,690,000	AthenaHealth Group, Inc., 6.50%, due 2/15/2030	1,661,358 (a)(d)
1,165,000	Capstone Borrower, Inc., 8.00%, due 6/15/2030	1,210,691 (a)(d)
Cloud Software Group, Inc.
1,315,000	6.50%, due 3/31/2029	1,327,999 (a)(d)
1,240,000	9.00%, due 9/30/2029	1,283,228 (a)(d)
690,000	8.25%, due 6/30/2032	734,733 (a)
470,000	Ellucian Holdings, Inc., 6.50%, due 12/1/2029	476,118 (a)
710,000	Fair Isaac Corp., 6.00%, due 5/15/2033	713,334 (a)
Open Text Holdings, Inc.
490,000	4.13%, due 2/15/2030	459,280 (a)
380,000	4.13%, due 12/1/2031	345,819 (a)
135,000	Pagaya U.S. Holdings Co. LLC, 8.88%, due 8/1/2030	134,119 (a)
522,300	Rackspace Finance LLC, 3.50%, due 5/15/2028	246,787 (a)
1,700,000	UKG, Inc., 6.88%, due 2/1/2031	1,745,330 (a)(d)
10,338,796
Telecommunications 7.1%
Altice Financing SA
185,000	5.00%, due 1/15/2028	148,270 (a)
325,000	5.75%, due 8/15/2029	248,911 (a)
Altice France SA
1,050,000	8.13%, due 2/1/2027	973,060 (a)
205,000	5.50%, due 1/15/2028	182,194 (a)
615,000	5.50%, due 10/15/2029	533,305 (a)
Bell Telephone Co. of Canada or Bell Canada
675,000	6.88%, due 9/15/2055	686,754 (g)
485,000	7.00%, due 9/15/2055	492,221 (g)
CommScope LLC
320,000	8.25%, due 3/1/2027	320,739 (a)
1,315,000	9.50%, due 12/15/2031	1,384,781 (a)(d)
175,000	CommScope Technologies LLC, 5.00%, due 3/15/2027	171,367 (a)
EchoStar Corp.
1,225,000	10.75%, due 11/30/2029	1,290,844 (d)
550,756	6.75% Cash/6.75% PIK, due 11/30/2030	521,841 (f)
Fibercop SpA
705,000	6.38%, due 11/15/2033	682,926 (a)
485,000	6.00%, due 9/30/2034	458,105 (a)
290,000	7.20%, due 7/18/2036	287,158 (a)
See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value

Telecommunications – cont'd
	Iliad Holding SASU
$580,000	7.00%, due 10/15/2028	$588,697 (a)(d)
525,000	7.00%, due 4/15/2032	538,854 (a)
	Level 3 Financing, Inc.
410,000	4.88%, due 6/15/2029	384,375 (a)
225,000	3.75%, due 7/15/2029	188,620 (a)
965,000	4.50%, due 4/1/2030	868,500 (a)
165,000	10.75%, due 12/15/2030	185,831 (a)
770,000	6.88%, due 6/30/2033	780,283 (a)
405,000	Lumen Technologies, Inc., 4.50%, due 1/15/2029	367,813 (a)
	Rogers Communications, Inc.
600,000	7.00%, due 4/15/2055	613,423 (g)
695,000	7.13%, due 4/15/2055	711,196 (g)
540,000	Vmed O2 U.K. Financing I PLC, 4.75%, due 7/15/2031	499,592 (a)
975,000	Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, due 10/1/2031	1,020,718 (a)(d)
1,510,000	Zayo Group Holdings, Inc., 4.00%, due 3/1/2027	1,434,310 (a)(d)
		16,564,688
Transportation 0.8%
1,745,000	XPO, Inc., 7.13%, due 2/1/2032	1,813,898 (a)(d)
Trucking & Leasing 0.5%
	FTAI Aviation Investors LLC
210,000	7.88%, due 12/1/2030	222,656 (a)
850,000	7.00%, due 5/1/2031	881,914 (a)
		1,104,570
Total Corporate Bonds (Cost $306,063,821)		310,338,558

Loan Assignments(b) 2.5%
Capital Markets 0.1%
377,893	Galaxy U.S. Opco, Inc., Term Loan, (3 mo. USD Term SOFR + 2.00%), 6.31%, due 7/31/2030	345,368
Commercial Services & Supplies 0.2%
496,253	Crash Champions LLC, Term Loan B, (3 mo. USD Term SOFR + 4.75%), 9.08%, due 2/23/2029	459,371
Containers & Packaging 0.1%
332,436	IRIS Holdings, Inc., Term Loan, (3 mo. USD Term SOFR + 4.75%), 9.16%, due 6/28/2028	323,101
Health Care Providers & Services 0.8%
472,638	Aveanna Healthcare LLC, Term Loan B, (3 mo. USD Term SOFR + 3.75%), 8.18%, due 7/17/2028	465,718
	National Mentor Holdings, Inc.
474,972	Term Loan, (1 mo. USD Term SOFR + 3.75%, 3 mo. USD Term SOFR + 3.75%), 8.15% – 8.21%, due 3/2/2028	462,842 (k)
13,833	Term Loan C, (3 mo. USD Term SOFR + 3.75%), 8.15%, due 3/2/2028	13,480
923,408	Star Parent, Inc., Term Loan B, (3 mo. USD Term SOFR + 4.00%), 8.30%, due 9/27/2030	912,253
		1,854,293
Hotels, Restaurants & Leisure 0.3%
615,000	Catawba Nation Gaming Authority, Term Loan B, (3 mo. USD Term SOFR + 4.75%), 9.05%, due 3/29/2032	625,252
Insurance 0.3%
675,000	Gainwell Acquisition Corp., Term Loan B, (3 mo. USD Term SOFR + 4.00%), 8.40%, due 10/1/2027	664,666
See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value

IT Services 0.2%
$449,388	Rackspace Finance LLC, First Lien Term Loan, (1 mo. USD Term SOFR + 6.25%), 10.71%, due 5/15/2028	$452,921
Machinery 0.1%
307,604	Engineered Machinery Holdings, Inc., Second Lien Term Loan, (3 mo. USD Term SOFR + 6.00%), 10.56%, due 5/21/2029	307,859
Media 0.1%
157,582	Neptune Bidco U.S., Inc., Term Loan B, (3 mo. USD Term SOFR + 5.00%), 9.43%, due 4/11/2029	151,056
Software 0.2%
	MH Sub I LLC
195,513	Term Loan, (1 mo. USD Term SOFR + 4.25%), 8.61%, due 5/3/2028	186,030
160,000	Second Lien Term Loan, (1 mo. USD Term SOFR + 6.25%), 10.61%, due 2/23/2029	139,600
132,326	Term Loan B4, (1 mo. USD Term SOFR + 4.25%), 8.61%, due 12/31/2031	117,661
		443,291
Trading Companies & Distributors 0.1%
357,280	Foundation Building Materials Holding Co. LLC, Term Loan B2, (3 mo. USD Term SOFR + 4.00%), 8.31%, due 1/29/2031	343,778
Total Loan Assignments (Cost $5,975,723)		5,970,956
Number of Shares
Short-Term Investments 3.3%
Investment Companies 3.3%
7,727,166	State Street Institutional U.S. Government Money Market Fund Premier Class, 4.25%(l) (Cost $7,727,166)	7,727,166
Total Investments 141.4% (Cost $326,509,210)		330,809,322
Liabilities Less Other Assets (24.3)%		(56,962,172)
Liquidation Preference of Mandatory Redeemable Preferred Shares (net of unamortized deferred issuance cost of $27,080) (17.1)%		(39,972,920)(m)
Net Assets Applicable to Common Stockholders 100.0%		$233,874,230

(a)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At July 31, 2025, these securities amounted to $289,296,013, which represents 123.7% of net assets applicable to common stockholders of the Fund.

(b)	Variable or floating rate security. The interest rate shown was the current rate as of July 31, 2025 and changes periodically.
(c)	When-issued security. Total value of all such securities at July 31, 2025 amounted to $5,690,956, which represents 2.4% of net assets applicable to common stockholders of the Fund.
(d)	All or a portion of this security is pledged with the custodian in connection with the Fund's loans payable outstanding.
(e)	All or a portion of this security is pledged as collateral for reverse repurchase agreements.
(f)	Payment-in-kind (PIK) security.
See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)
(g)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(h)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date shown reflects the next call date.
(i)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended.
Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at July 31, 2025 amounted to $146,817, which represents 0.1% of net assets applicable to common stockholders of the Fund.

(j)	All or a portion of this security was purchased on a delayed delivery basis.
(k)	The stated interest rates represent the range of rates at July 31, 2025 of the underlying contracts within the Loan Assignment.
(l)	Represents 7-day effective yield as of July 31, 2025.
(m)	Fair valued as of July 31, 2025 in accordance with procedures approved by the valuation designee.
See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)

POSITIONS BY COUNTRY
Country	Investments at Value	Percentage of Net Assets Applicable to Common Stockholders
United States	$281,454,644	120.3%
Canada	13,597,802	5.8%
Cayman Islands	5,521,165	2.4%
France	3,699,891	1.6%
Germany	2,804,910	1.2%
United Kingdom	2,674,592	1.1%
Jersey	2,000,139	0.9%
Luxembourg	1,980,791	0.8%
Japan	1,502,851	0.6%
Netherlands	1,456,132	0.6%
Italy	1,428,189	0.6%
Switzerland	1,295,145	0.6%
Australia	1,013,020	0.4%
Finland	862,812	0.4%
Spain	780,280	0.3%
Czech Republic	649,219	0.3%
Ireland	360,574	0.2%
Liquidation Preference of Mandatory Redeemable Preferred Shares (net of unamortized deferred issuance cost of $27,080)	(39,972,920)	(17.1)%
Short-Term Investments and Other Liabilities—Net	(49,235,006)	(21.0)%
	$233,874,230	100.0%
Reverse Repurchase Agreements
At July 31, 2025, open positions in reverse repurchase agreements for the Fund were as follows:
Counterparty	Trade Date	Maturity Date(a)	Interest Rate Paid (Received)	Principal Amount	Value including Accrued Interest	Type of Underlying Collateral	Value of Securities Pledged as Collateral	Remaining Contractual Maturity of the Agreements(a)
BofAS	5/14/2025	Open/Demand	2.75%	$715,000	$721,255	Corporate Bonds	$948,860	Overnight and Continuous

(a)	Open reverse repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.
See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of July 31, 2025:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Asset-Backed Securities#	$—	$6,772,642	$—	$6,772,642
Corporate Bonds#	—	310,338,558	—	310,338,558
Loan Assignments#	—	5,970,956	—	5,970,956
Short-Term Investments	—	7,727,166	—	7,727,166
Total Investments	$—	$330,809,322	$—	$330,809,322

#	The Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s Mandatory Redeemable Preferred Shares and Reverse Repurchase Agreements as of July 31, 2025:
Liability Valuation Inputs	Level 1	Level 2	Level 3	Total
Other Financial Instruments:
Mandatory Redeemable Preferred Shares(a)	$—	$(40,000,000)	$—	$(40,000,000)
Reverse Repurchase Agreements	—	(721,255)	—	(721,255)
Total Other Financial Instruments	$—	$(40,721,255)	$—	$(40,721,255)

(a)	The Fund may hold liabilities in which the fair value approximates the carrying amount for financial statement purposes.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

July 31, 2025
Notes to Schedule of Investments High Yield Strategies Fund Inc. (Unaudited)
In accordance with Accounting Standards Codification 820 “Fair Value Measurement” (“ASC 820”), all investments held by Neuberger Berman High Yield Strategies Fund Inc. (the “Fund”) are carried at the value that Management believes the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Fund's investments, some of which are discussed below. At times, Management may need to apply significant judgment to value investments in accordance with ASC 820.
ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.
•
Level 1 – unadjusted quoted prices in active markets for identical investments
•
Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
•
Level 3 – unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.
The value of the Fund's investments in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on bid quotations, or if quotations are not available, by methods that include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by independent pricing services to value certain types of debt securities held by the Fund:
Corporate Bonds. Inputs used to value corporate debt securities generally include relevant credit information, observed market movements, sector news, U.S. Treasury yield curve or relevant benchmark curve, and other market information, which may include benchmark yield curves, reported trades, broker-dealer quotes, issuer spreads, comparable securities, and reference data, such as market research publications, when available (“Other Market Information”).
Collateralized Loan Obligations (CLOs). The value of collateralized loan obligations is primarily determined by cash flow data, relevant loan pricing data and market color, and research from market participants and trading desks (Level 2 or 3 inputs).
Asset-Backed Securities. Inputs used to value asset-backed securities generally include models that consider a number of factors, which may include the following: prepayment speeds, cash flows, spread adjustments and Other Market Information.
High Yield Securities. Inputs used to value high yield securities generally include a number of observations of equity and credit default swap curves related to the issuer and Other Market Information.
The value of loan assignments is determined by Management primarily by obtaining valuations from independent pricing services based on broker quotes (generally Level 2 or Level 3 inputs depending on the number of quotes available).
The value of the Fund's Mandatory Redeemable Preferred Shares is estimated to be their liquidation preference (Level 2 inputs).
The value of reverse repurchase agreements is determined by Management primarily by obtaining valuations from independent pricing services, which are evaluated at par (Level 2 inputs) in line with market conventions.
For information on the Fund's significant accounting policies, please refer to the Fund's most recent stockholder reports.

Notes to Schedule of Investments High Yield Strategies Fund Inc. (Unaudited)  (cont’d)
Management has developed a process to periodically review information provided by independent pricing services for all types of securities.
Investments in non-exchange traded investment companies are valued using the respective fund's daily calculated net asset value per share (Level 2 inputs), when available.
If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount the Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not available, the security is valued using methods Management has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund's Board of Directors designated Management as the Fund's valuation designee. As the Fund's valuation designee, Management is responsible for determining fair value in good faith for all Fund investments. Inputs and assumptions considered in determining fair value of a security based on Level 2 or Level 3 inputs may include, but are not limited to, the type of security; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers or pricing services; information obtained from the issuer and analysts; an analysis of the company's or issuer's financial statements; an evaluation of the inputs that influence the issuer and the market(s) in which the security is purchased and sold.
Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or traded.
For information on the Fund's significant accounting policies, please refer to the Fund's most recent stockholder reports.

Notes to Schedule of Investments High Yield Strategies Fund Inc. (Unaudited) (cont'd)
Legend

Counterparties:
BofAS	= BofA Securities, Inc.
Other Abbreviations:
Management	= Neuberger Berman Investment Advisers LLC
Reference Rate Benchmarks:
SOFR	= Secured Overnight Financing Rate

Currency Abbreviations:
USD	= United States Dollar
For information on the Fund's significant accounting policies, please refer to the Fund's most recent stockholder reports.